Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	82 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Without Sales Load [Member] | C000198375
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%	27.58%	14.27%	14.30%
Without Sales Load [Member] | C000198380
Average Annual Return [Line Items]
Average Annual Return, Percent	16.78%	34.70%	21.48%	20.98%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	26.28%	14.50%	13.53%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	26.28%	14.50%	13.53%